Accounting principles, rules and methods - Amortization duration and expense (Details)	12 Months Ended
Dec. 31, 2022
Metabrain
Accounting principles, rules and methods
Amortization period	19 years
Iris Pharma
Accounting principles, rules and methods
Amortization period	20 years
Stanislas Veillet (BIO101)
Accounting principles, rules and methods
Amortization period	19 years
Minimum | Software
Accounting principles, rules and methods
Amortization period	3 years
Maximum | Software
Accounting principles, rules and methods
Amortization period	5 years